Other current assets and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	Year ended 31 December
	2024	2023
Other current assets	€ million	€ million
Prepayments	202	130
VAT receivables	44	40
Miscellaneous receivables	212	181
Total other current assets	458	351